EARNINGS PER UNIT AND CASH DISTRIBUTIONS	12 Months Ended
Dec. 31, 2018
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
EARNINGS PER UNIT AND CASH DISTRIBUTIONS
EARNINGS PER UNIT AND CASH DISTRIBUTIONS

Earnings per unit have been calculated in accordance with the distribution guidelines set forth in the Partnership Agreement and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates. The calculations of basic and diluted earnings per common unit are presented below:

(in thousands of $ except unit and per unit data)	2018	2017	2016
Common unitholders’ interest in net income	59,925	124,656	139,948
Less: distributions paid (1)	(137,335)	(160,069)	(151,694)
Over distributed earnings	(77,410)	(35,413)	(11,746)

Basic:
Weighted average common units outstanding (in thousands)	69,944	68,671	53,745
Diluted:
Weighted average common units outstanding (in thousands)	69,944	68,671	53,745
Earn-out units	—	654	189
Common unit and common unit equivalents	69,944	69,325	53,934
Earnings per unit - Common unitholders :
Basic	$0.86	$1.82	$2.44
Diluted	0.86	1.80	2.43

Cash distributions declared and paid in the period per common unit (2)	1.96	2.31	2.31
Subsequent event: Cash distributions declared and paid per common unit relating to the period (3)	0.40	0.58	0.58
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(1) This refers to distributions made or to be made to the common unitholders in relation to the period irrespective of the declaration and payment dates and based on the weighted average number of units outstanding in the period.
(2) Refers to cash distributions declared and paid during the period.
(3) Refers to cash distributions relating to the period, declared and paid subsequent to the period end.

As of December 31, 2018, of our total number of common units outstanding, 69.4% (2017: 69.6%) were held by the public and the remaining common units were held by Golar.

Earnings per common unit is calculated using the two class method. Basic earnings per common unit is determined by adjusting net income for the period by distributions made or to be made in relation to the period. Any undistributed earnings for the period are allocated to the various unitholders based on the distribution waterfall for cash available for distribution as specified in the Partnership Agreement. Any distributions in excess of earnings are allocated to partnership units based upon the allocation and distribution of amounts from partners’ capital accounts. The resulting earnings figure is divided by the weighted average number of units outstanding during the period. Diluted earnings per common unit reflect the potential dilution that occur if securities or other contracts to issue common units were exercised.

The various partnership interests in net income were calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by our Board to (i) provide for the proper conduct of our business, among other things, including reserves for maintenance and replacement capital expenditure and anticipated credit needs; (ii) comply with applicable law and our debt and other agreements; (iii) provide funds for payments on the Series A Preferred Units and (iv) provide funds for distributions to unitholders for any one or more of the next four quarters. In addition, the holders of the incentive distribution rights are currently entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains/(losses).

Under our Partnership Agreement, we make distributions of available cash from operating surplus for any quarter as set forth in the following table. The following table illustrates the percentage allocations of the additional available cash from operating surplus among the common unitholders, our General Partner and the holders of the IDRs up to the various target distribution levels. The amounts set forth under “Marginal Percentage Interest in Distributions” are the percentage interests of the common unitholders, our General Partner and the holders of the IDRs in any available cash from operating surplus we distribute up to and including the corresponding amount in the column “Total Quarterly Distribution Target Amount,” until available cash from operating surplus we distribute reaches the next target distribution level, if any. The percentage interests shown for the common unitholders, our General Partner and the holders of the IDRs for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests shown for our General Partner include its 2.0% general partner interest only and assume that our General Partner has contributed any capital necessary to maintain its 2.0% general partner interest.

		Marginal Percentage Interest in Distributions
	Quarterly Distribution Target Amount (per unit)	Common Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$0.5775	98%	2%	—
First Target Distribution	up to $0.6641	98%	2%	—
Second Target Distribution	above $0.6641 up to $0.7219	85%	2%	13%
Third Target Distribution	above $0.7219 up to $0.8663	75%	2%	23%
Thereafter	above $0.8663	50%	2%	48%

The percentage interests set forth above assume that our General Partner maintains its 2.0% general partner interest and that we do not issue additional classes of equity securities.

The Series A Preferred Units rank senior to our common units as to the payment of distributions and amounts payable upon liquidation, dissolution or winding up, whether voluntary or involuntary. See note 27.